Related Party Transactions (Details) - Schedule of current amounts were outstanding - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Current Amounts Were Outstanding Abstract
Trade and other receivables by related parties	$ 14,028	$ 12,491
Loans owed by related parties	215	276
Less: provisions	(11,769)	(11,620)
Amounts owed by related parties, net	2,474	1,147
Trade and other payables to related parties	2,853	1,335
Loans owed to related parties	61	7,115
Amounts owed to related parties	2,914	8,450
Current	2,914	8,450
Non-current